Cover	Jan. 31, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-33038
Entity Registrant Name	ALAUNOS THERAPEUTICS, INC.
Entity Central Index Key	0001107421
Entity Tax Identification Number	84-1475642
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2617 Bissonnet St
Entity Address, Address Line Two	Suite 225
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77005
City Area Code	(346)
Local Phone Number	355-4099
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TCRT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false